Consolidated Statement of Changes in Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Common Class B [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2011	$ 99,942	$ 53	$ 9	$ (4,316)	$ 187,841	$ (89,277)	$ 94,310	$ 5,632
Balance (in Shares) at Dec. 31, 2011		5,270,848	931,154
Stock-based compensation	1,490	0	0	0	1,490	0	1,490	0
Exchange of Class B shares to common	0	1	(1)	0	273	0	273	(273)
Exchange of Class B shares to common (In shares)		135,675	(135,675)
Issuance of restricted stock, (net of forfeitures)	0	0	0	0	0	0	0	0
Issuance of restricted stock, (net of forfeitures) (in shares)		77,250	0
Net loss	(46,322)	0	0	0	0	(39,843)	(39,843)	(6,479)
Balance at Dec. 31, 2012	55,110	54	8	(4,316)	189,604	(129,120)	56,230	(1,120)
Balance (in shares) at Dec. 31, 2012		5,483,773	795,479
Stock-based compensation	1,593	0	0	0	1,593	0	1,593	0
Issuance of restricted stock, (net of forfeitures)	0	0	0	0	0	0	0	0
Issuance of restricted stock, (net of forfeitures) (in shares)		(1,188)	0
Net loss	(45,650)	0	0	0	0	(39,208)	(39,208)	(6,442)
Balance at Dec. 31, 2013	11,053	54	8	(4,316)	191,197	(168,328)	18,615	(7,562)
Balance (in shares) at Dec. 31, 2013		5,482,585	795,479
Net loss	(805)	0	0	0	0	(711)	(711)	(94)
Balance at Mar. 31, 2014	$ 10,248	$ 54	$ 8	$ (4,316)	$ 191,197	$ (169,039)	$ 17,904	$ (7,656)
Balance (in shares) at Mar. 31, 2014		5,482,585	795,479